ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2020
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Changes in the number of shares issued in fiscal 2018, 2019 and 2020 are as follows:

	Number of shares
	2018	2019	2020
Beginning balance	1,324,107,328	1,324,495,728	1,324,629,128
Exercise of stock options	388,400	133,400	0

Ending balance	1,324,495,728	1,324,629,128	1,324,629,128